S-K 1604, De-SPAC Transaction	Aug. 03, 2026
De-SPAC Transactions, Forepart [Line Items]
De-SPAC Forepart, Board Determination [Text Block]

The Board of Directors of Viking (the “Viking Board”) has unanimously determined that the Business Combination and the transactions contemplated by the Business Combination Agreement are advisable and in the best interests of Viking and its shareholders. For more information about the Viking Board’s decision-making process, see the subsection entitled “The Business Combination — The Viking Board’s Reasons for Approval of the Business Combination.” In considering the unanimous recommendation of the Viking Board to vote in favor of the Business Combination, Viking Public Shareholders should be aware that, aside from their interests as shareholders, Sponsor and certain members of Viking management have interests in the Business Combination that are different from, or in addition to, those of other Viking Public Shareholders generally. Viking’s directors were aware of and considered these interests, among other matters, in evaluating the Business Combination, and in recommending to Viking Shareholders that they approve the Business Combination. Viking Shareholders should take these interests into account in deciding whether to approve the Business Combination. In addition, aside from their interests as shareholders, members of NorthStar management have interests in the Business Combination that are different from, or in addition to, those of other NorthStar Securityholders generally. NorthStar’s directors were aware of and considered these interests, among other matters, in evaluating the Business Combination. See “The Business Combination — Interests of Certain Persons in the Business Combination” for a description of such potential conflicts of interest.